Debt Other (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 1,161,582
Long-term Debt, Maturities, Repayments of Principal in Year Two	579,675
Long-term Debt, Maturities, Repayments of Principal in Year Three	588,340
Long-term Debt, Maturities, Repayments of Principal in Year Four	418,900
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,190,038
Long-term Debt, Maturities, Repayments of Principal after Year Five	5,782,526
Total Secured and Unsecured Debt	$ 9,721,061